Deposits from Banks - Schedule of Deposits from Banks by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	€ 434		€ 544
Interest bearing	36,896		36,277
Deposits from banks	37,330	[1]	36,821	[1]	€ 31,964
Netherlands [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	22		181
Interest bearing	17,211		17,230
Deposits from banks	17,233		17,411
International [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	412		363
Interest bearing	19,686		19,047
Deposits from banks	€ 20,097		€ 19,410

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.